Schedule of Compensation Warrants (Details)	9 Months Ended
Apr. 30, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	8,176,569
Share Purchase Warrants, Exercisable	8,176,569
Exercise Price Range One [member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	51,698
Share Purchase Warrants, Exercise Price | $ / shares	$ 4.41
Share Purchase Warrants, Exercisable	51,698
Exercise Price Range Two [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	3,951,728
Share Purchase Warrants, Exercise Price | $ / shares	$ 5.31
Share Purchase Warrants, Exercisable	3,951,728
Exercise Price Range Three [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	4,173,143
Share Purchase Warrants, Exercise Price | $ / shares	$ 6.19
Share Purchase Warrants, Exercisable	4,173,143
Compensation Warrants [member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	46,652
Share Purchase Warrants, Exercisable	46,652
Compensation Warrants [member] | Exercise Price Range One [member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	4,890
Share Purchase Warrants, Exercise Price | $ / shares	$ 4.23
Share Purchase Warrants, Exercisable	4,890
Share Purchase Warrants, Expiry Date	Nov. 16, 2025
Compensation Warrants [member] | Exercise Price Range Two [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	17,074
Share Purchase Warrants, Exercise Price | $ / shares	$ 5.31
Share Purchase Warrants, Exercisable	17,074
Share Purchase Warrants, Expiry Date	Feb. 26, 2026
Compensation Warrants [member] | Exercise Price Range Three [Member]
IfrsStatementLineItems [Line Items]
Share Purchase Warrants, Number of Warrants	24,688
Share Purchase Warrants, Exercise Price | $ / shares	$ 6.19
Share Purchase Warrants, Exercisable	24,688
Share Purchase Warrants, Expiry Date	Jun. 07, 2026